GuidePath® Flexible Income Allocation Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of Shares		Value
	INVESTMENT COMPANIES - 95.69%
	Alternative Funds - 12.93%
251,166	JPMorgan Research Market Neutral Fund (a)(c)	$3,521,350
2,480,346	Stone Ridge Diversified Alternatives Fund	27,854,286
402,321	Vanguard Market Neutral Fund - Institutional Shares (c)	5,012,926
		36,388,562
	Domestic Equity Funds - 1.28%
120,477	Goldman Sachs US Equity Dividend and Premium Fund	1,789,077
131,020	JPMorgan Equity Premium Income Fund	1,797,593
		3,586,670
	Domestic Fixed Income Funds - 66.67%
622,728	iShares Broad USD High Yield Corporate Bond ETF (b)	21,982,298
176,922	iShares Convertible Bond ETF	13,509,764
127,956	iShares iBoxx $ Investment Grade Corporate Bond ETF (b)	13,837,162
1,590,480	JPMorgan Short Duration Core Plus Fund	14,187,085
559,443	JPMorgan TR II Core Bond Fund I	5,695,125
206,944	SPDR Bloomberg Barclays High Yield Bond ETF (b)	19,045,056
229,418	SPDR Bloomberg Barclays Short Term High Yield Bond ETF (b)	5,666,625
6,777,469	Vanguard High-Yield Corporate Fund - Admiral Shares	35,378,389
569,926	Vanguard Long-Term Treasury ETF (b)	36,207,398
637,392	Xtrackers USD High Yield Corporate Bond ETF	21,990,024
		187,498,926
	Emerging Markets Fixed Income Funds - 4.76%
215,180	Vanguard Emerging Markets Government Bond ETF	13,399,259
	Opportunistic Fixed Income Funds - 10.05%
1,172,346	Eaton Vance Short Duration Strategic Income Fund	7,690,591
1,217,155	JPMorgan Income Fund	9,919,814
1,131,191	JPMorgan Unconstrained Debt Fund - Select Shares	10,667,128
		28,277,533
	Total Investment Companies (Cost $269,841,618)	269,150,950

	SHORT TERM INVESTMENTS - 4.22%
	Money Market Funds - 4.22%
11,878,742	JPMorgan U.S. Government Money Market Fund
	Effective Yield, 5.03% (d)	11,878,742
	Total Short Term Investments (Cost $11,878,742)	11,878,742
Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 15.79%
44,422,500	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 5.22% (d)	44,422,500
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $44,422,500)	44,422,500

	Total Investments (Cost $326,142,860) - 115.70%	325,452,192
	Liabilities in Excess of Other Assets - (15.70)%	(44,163,328)
	TOTAL NET ASSETS - 100.00%	$281,288,864

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.
(c)
Certain GuidePath Funds invest in securities of unaffiliated underlying funds in accordance with Section 12(d)(1)(F) of the Investment Company Act of 1940. Such investments are potentially illiquid, because an unaffiliated underlying fund, under the terms of Section 12(d)(1)(F), is not obligated to redeem its shares in an amount exceeding 1% of its total outstanding shares during any period of less than thirty days. Investments made in accordance with Section 12(d)(1)(F) that exceed 1% of the oustanding shares of each underlying fund, and therefore are potentially illiquid, amount to $1,882,803 or 0.67% of total net assets as of June 30, 2023.

(d)	Seven-day yield as of June 30, 2023.